Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Sep. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Future minimum capital expenditures amount	$ 14.8
Total amount of capital expenditure	$ 3.8